Deferred Tax (Tables)	12 Months Ended
Mar. 31, 2025
Deferred Tax
Schedule of unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following items :

	As at March 31,
Particulars	2024	2025
Deductible temporary differences	282,544	276,775
Tax loss carry forward and unabsorbed depreciation	2,271,015	2,168,730
Total	2,553,559	2,445,505

Schedule of recognized deferred tax assets

	For the Year Ended March 31,
	2024	2025
Deferred tax assets are attributable to the following -
Property, plant and equipment, intangible assets, and ROU assets	2,712	664
Trade and other receivables	4,497	10,107
Mat credit	-	266
Employee benefits	1,888	9,132
Unutilized business losses	-	-
Provision for expenses	93	63
Right-of-use assets	(161)	(11,293)
Lease liabilities	210	11,597
Deferred tax asset	9,239	20,536
Remeasurement loss in defined benefit plan	1,693	1,983
Total deferred tax asset (A)	10,932	22,519
Deferred tax liabilities are attributable to the following -
Property, plant and equipment, intangible assets, and ROU assets	(4,669)	(142,468)
Total deferred tax liability (B)	(4,669)	(142,468)

Net deferred tax asset (A-B)	6,263	(119,949)

Schedule of changes in deferred tax assets

Particulars	Balance as on April 01, 2024	Deferred tax asset acquired on business combination*	On account of business combination	Recognized in profit or loss	Recognized in other comprehensive income	Balance as on March, 31 2025
Property, plant and equipment, and intangible assets	(1,957)	-	(146,306)	6,459	-	(141,804)
Right-of-use assets	(161)	-	-	(11,132)	-	(11,293)
Lease liabilities	210	-	-	11,387	-	11,597
Trade and other receivables	4,497	-	-	5,610	-	10,107
Employee benefit	1,888	4,327	-	2,917	-	9,132
Provision for expenses	93	-	-	(30)	-	63
Remeasurement loss on defined benefit plan	1,693	-	-	-	290	1,983
Mat credit	-	-	-	266		266
Deferred tax assets	6,263	4,327	(146,306)	15,477	290	(119,949)

*	Deferred tax asset acquired on account of acquisition of Globe All India Services Limited on September 10, 2024

Particulars	Balance as on April 01, 2023	Recognized in profit or loss	Recognized in other comprehensive income	Balance as on March 31, 2024
Property, plant and equipment, and intangible assets	(4,009)	2,052	-	(1,957)
Right-of-use assets	(279)	118		(161)
Lease liabilities	385	(175)		210
Trade and other receivables	4,047	450	-	4,497
Employee benefit	2,118	(230)	-	1,888
Provision for expenses	142	(49)	-	93
Remeasurement loss on defined benefit plan	1,238	-	455	1,693
Loss available for offsetting against future taxable income	294	(294)	-	-
Deferred tax assets	3,936	1,872	455	6,263